PROPERTY AND EQUIPMENT, NET (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Depreciation			$ 2,704	$ 0
Coroware, Inc. and Subsidiaries [Member]
Depreciation	$ 3,830	$ 0